Lease	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease
22. Lease
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

As of December 31, 2020
RMB

Operating lease right-of-use assets	267,352
Operating lease liabilities	264,869
Lease expenses for these leases are recognized on a straight-line basis over the lease term. For short-term leases over which the Group has elected not to apply the recognition requirements of ASC 842, the Group has recognized the lease payments as expenses on a straight-line basis over the lease term. For the year ended December 31, 2019, total rental expenses under all operating leases were RMB 6,941 thousand. For the years ended December 31, 2020, total lease cost is comprised of the following:

For the years ended December 31, 2020
RMB

Operating lease cost	8,293
Short term lease cost	622

Total lease cost	8,915

The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2020:

As of December 31, 2020
RMB

2021	25,598
2022	21,922
2023	21,126
2024	33,303
2025	35,268
Thereafter	210,502

Total operating lease payments (undiscounted)	347,719
Less: Imputed interest	(82,850)

Total operating lease liabilities (discounted)	264,869

As of December 31, 2020, the Group has no significant lease contract that has been entered into but not yet commenced.
Supplemental cash flow information related to the operating leases was as follow (in thousands):

As of December 31, 2020
RMB

Cash paid for amounts included in operating lease liabilities	11,383